Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment on January 1, 2020 Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Saul Centers Total Stockholder Return (4)	Peer Group Total Stockholder Return (3) (4)	Net Income (in thousands) (4)
2022	$293,174	$293,174	$896,356	$802,676	$90.34	$99.72	$65,392
2021	248,465	248,465	680,841	929,317	112.03	131.78	61,649
2020	193,906	193,906	706,527	540,224	63.93	92.00	50,316

Named Executive Officers, Footnote [Text Block]	Mr. B. Francis Saul II was our PEO for all years shown. All equity grants awarded to Mr. B. Francis Saul II vested immediately. There are no adjustments to the Summary Compensation Table total to arrive at CAP to our PEO.For 2020, our other NEOs included Messrs. Schneider, Netter, Pearson and Collich. For 2021, our other NEOs included Messrs. Schneider, Pearson, Netter, Collich and Heard. For 2022, our other NEOs included Messrs. Pearson, Netter, Collich and Heard.
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR is calculated using the FTSE Nareit Equity Index, which is the index used for purposes of our performance graph in our Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 293,174	$ 248,465	$ 193,906
PEO Actually Paid Compensation Amount	293,174	248,465	193,906
Non-PEO NEO Average Total Compensation Amount	896,356	680,841	706,527
Non-PEO NEO Average Compensation Actually Paid Amount	$ 802,676	929,317	540,224
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table summarizes the adjustments made during each year to arrive at average CAP to the other NEOs during 2022, 2021 and 2020.

	Average of Other NEOs
Adjustments	2022	2021	2020
Amounts reported under “Option Awards” in Summary Compensation Table	$(172,350)	$(95,360)	$(17,250)
Fair Value of Awards Granted in the indicated Year and Unvested as of Year-End	138,825	156,800	29,438
Change in Fair Value from Awards Granted in Prior Years that Remain Unvested as of Year-End	(63,297)	146,115	(103,803)
Change in Fair Value from Awards Granted in Prior Years that Vested during the Year	3,142	40,921	(74,688)
Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	—	—	—
Total Adjustments	$(93,680)	$248,476	$(166,303)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 90.34	112.03	63.93
Peer Group Total Shareholder Return Amount	99.72	131.78	92.00
Net Income (Loss)	$ 65,392,000	61,649,000	50,316,000
PEO Name	Mr. B. Francis Saul II
Additional 402(v) Disclosure [Text Block]	The Company does not link CAP with Net Income, TSR, or any other financial performance measurement. The Compensation Committee believes that the annual salary, cash bonus, and options awarded to each of our NEOs during the periods presented reflected the scope of the role and responsibilities of the applicable position, individual performance and experience, and competitive market practices. The Compensation Committee believes that the annual salary, cash bonus, and options awarded to each of our NEOs maintain a level of total compensation that allows us to attract and retain executive officers who create and preserve sustainable stockholder value.
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (93,680)	248,476	(166,303)
Non-PEO NEO [Member] | Change In Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(172,350)	(95,360)	(17,250)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in each Year and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	138,825	156,800	29,438
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,297)	146,115	(103,803)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,142	40,921	(74,688)
Non-PEO NEO [Member] | Adjustment, Dividends or Other Earnings Paid During Year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0